INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Effective tax rate	(6.50%)	(6.80%)
Statutory Federal Tax	21.00%	21.00%
Unrecognized tax benefits	$ 0
U.S. federal
INCOME TAXES
Net operating loss carryovers that do not expire	$ 0	$ 0